Commitments and contingencies - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Contractual obligations and commitments	€ 119.2	€ 109.9
Potential milestone payments outstanding	€ 8.0
Sales of generic version, Percentage	1.00%